VIA EDGAR

November 25, 2009

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 3561

Washington, D.C. 20549

Attn:

Mr. John Reynolds, Assistant Director

Mr. John Archfield

Mr. Ryan Milne

Ms. Susann Reilly

Mr. Jim Lopez

Re:

Oxford Technologies, Inc.

10-K, Amendment 1 for Fiscal Year Ended December 31, 2008

10-Q, Amendment 1 for the Quarter Ended March 31, 2009

10-Q for the Quarterly Ended June 30, 2009

File No.:  0-49854

Dear Mr. Reynolds:

This letter is in response to your comment letter dated October 20, 2009, on the above-referenced filings (“Comment Letter”).  We appreciate your kind consideration in allowing us additional time to respond to your letter.  For your convenience, we have restated each comment below and set forth our response immediately thereafter. A marked copy of each 10- K and two 10-Q Amendments are also attached for your convenience.

General

1.

We note that your Form 10-K/A, with the exception of the financial statements beginning on page F-1, does not contain page numbers.  We further note that your June 30, 2009 Form 10-Q does not contain page numbers.  Please confirm that you will paginate all future Exchange Act reports.

Response:   We hereby confirm that, from now on, we will paginate all future Exchange Act reports.

(b) Management’s Report on Internal Control Over Financial Reporting

2.

Please further revise your disclosure to include the entire definition of internal control over financial reporting (“ICFR”), as set forth in Exchange Act Rule 13a-15(f).

Response:   We have revised our disclosure to include the entire definitions of internal control over financial reporting, as set forth in Exchange Act Rule 13a-15(f) as below:

“The term internal control over financial reporting is defined as a process designed by, or under the supervision of, the issuer's principal executive and principal financial officers, or persons performing similar functions, and effected by the issuer's board of directors, management and other personnel, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

(1) Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the issuer;

(2) Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the issuer are being made only in accordance with authorizations of management and directors of the issuer; and

(3) Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of the issuer's assets that could have a material effect on the financial statements.”

3.

We note that your revised evaluation of disclosure controls and procedures (“DC&P”) disclosure makes reference to “material weaknesses” in your DC&P.  Please tell us if you have now identified material weaknesses, as defined in Rule 12b-2 of the Exchange Act, upon further review and examination.  If so, explain to us how you were able to conclude that your ICFR is effective as of December 31, 2008.  Refer to Item 308T(a)(3) of Regulation S-K.

Response:    After studying the definition of “material weakness” as defined in Rule 12b-2 of the Exchange Act and after further review and examination, we realize that we erroneously used this term (“material weaknesses) in our previous filings.  We believe that under the definitions of “material weakness” and “significant deficiency” of Rule 12b-2 of the Exchange Act, there were neither significant deficiencies nor material weaknesses in our internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the registrant's annual or interim financial statements will not be prevented or detected on a timely basis.  We apologize for our erroneous use of this term (“material weaknesses) in our previous filings. Accordingly, we have revised our evaluation of disclosure and procedures.  Please see page 20 on our Amendment No. 2 to Form 10-K for the year ended December 31, 2008.

4.

If you have now identified material weaknesses, and determined that ICFR was ineffective as of December 31, 2008, please further revise your management’s report on ICFR disclosure to include the following:

a)

the nature of the actual material weaknesses,

b)

the impact of the material weaknesses on the financing reporting and control environment, and

c)

management’s current plans, if any, for remediating the material weaknesses.

Refer to Section II.B.3 of SEC Release No. 33-8810.

Response:    Please see our response to Comment No. 3 above.

5.

If you have instead determined there to be control deficiencies, please remove your reference to material weaknesses and disclose what, if any, impact the control deficiencies had on the Company’s DC&P, ICFR and financial reporting, when considering the effect of any compensating controls.  Refer to Section II.B.1 and II.B.5 of SEC Release No. 33-8810 for additional guidance.

Response:    We have removed our reference to “material weaknesses” in our 10-K and 10-Q amendments.  We did not file our annual reports on Form 10-K for the fiscal years ended December 31, 2008 and 2007 within the time periods specified in the Commission’s rules and forms. The delay was largely the result of (i) later start of our audit process, and (ii) inadequate coordination between our operating subsidiary’s statutory auditors in the UK and our U.S. public accountants. Following our 2008 Annual Report, we have taken measures to address such deficiency through the following actions:

•    Start our annual audit and quarterly review earlier; and

•    Perform additional procedures to ensure better coordination between our UK auditors and US public accountants.

The deficiency as mentioned above is neither a material weakness nor a significant deficiency under the definitions of Rule 12b-2 of the Exchange Act.  When considering the effect of other compensating controls, such control deficiency mentioned above had no impact on our disclosure controls and procedures, and had no impact on our internal control over financial reporting and financial reporting per se.  We have accordingly removed such reference from our filings.  Please see pages 20-21 on our Amendment No. 2 to Form 10-K for the year ended December 31, 2008.

6.

If you have instead determined there to be control deficiencies, please also remove your reference to material weaknesses in Item 4 of your March 31, 2009 Form 10-Q/A and June 30, 2009 Form 10-Q.

Response:    We have removed the reference to material weaknesses from Item 4 of our March 31, 2009 Form 10-Q/A and June 30, 2009 Form 10-Q.

(c)  Changes in Internal Controls Over Financial Reporting

7.

We note your revised disclosure regarding changes in ICFR in your December 31, 2008 Form 10-K/A.  Please be advised that Item 308T(b) of Regulation S-K requires disclosure of any changes in ICFR identified in connection with your evaluation of ICFR that occurred during the last fiscal quarter (the fourth fiscal quarter in the case of an annual report) that has materially affected, or in reasonable likely to materially affect, your ICFR.  In that regards, please further revise to specifically disclosure the nature and extent of any change(s) in ICFR that occurred during the fourth fiscal quarter under this section.  Alternatively, revise to state there were no such changes that occurred during the fourth fiscal quarter.

Response:   We have revised our disclosure to state that there were no such changes that occurred during the fourth fiscal quarter.

“There were no changes in the Company’s internal control over financial reporting that occurred during the fourth fiscal quarter that has materially affected, or is  reasonably likely to materially affect, the Company’s internal control over financial reporting.”

Notes to Consolidated Financial Statements, page F-6

4. Invoice Discounting, page F-10

8.

We note your response to comment 13(d) in our letter dated July 1, 2009.  Please tell us the total borrowing, repayments upon invoice settlement, factoring expense for bank charges incurred, and interest expense incurred under the invoice discounting facility, as applicable, for the fiscal years ended December 31, 2008 and 2007, the three months ended March 31, 2009, and six months ended June 30, 2009.  Also tell us where this information is disclosed in each respective Exchange Act report or further revise these reports to disclose this information.

Response:

The invoice discounting facility process is as follows:

At the point of sending the sales invoice to the customer the invoice amount is entered onto the HSBC Invoice Finance website, 80% of which becomes available for funding. The new invoices are then added to available funds to drawdown against. Funds are drawn as and when required. Customers pay directly into the invoice finance account which reduces the “borrowings” figure. The figures below illustrate borrowings (total amount owing to HSBC), charges and interest at the end of each period shown. There are no details available for repayments upon invoice settlement. The following information is disclosed in note 2

Borrowings
31.12.07

$ 3,960,970

31.12.08

$ 2,430,087

31.03.09

$ 1,356,129

30.06.09

$ 2,270,000

Interest
31.12.07

$     143,095

31.12.08

$     169,170

31.03.09

$       20,000

30.06.09

$       30,000

Charges
31.12.07

$      26,500

31.12.08

$      35,000

31.03.09

$      20,071

30.06.09

$      30,226

Borrowings are included within ‘Checks in Excess of Cash in Bank’ under the liability section of the balance sheet. Charges are under the heading selling, general and administrative expenses which are included within ‘Operating Expenses’ in the statement of operations and comprehensive income.  Interest is charged as interest expense under non-operating income/expense.

9.  Deferred Income, page F-12

9.

We note in your response to comment 15(a) in our letter dated July 1, 2009 that the grant aid was amortized to income on a straight line basis over 36 years based on the estimated useful economic life of the building.  Therefore, we calculated an annual amortization of approximately $131 thousand, or $4.7 million dividend by 36 years.  However, you recorded amounts of $1,185 thousand in 2008 and $562 thousand in 2007.  Please reconcile for us the annual amortization recorded against the amortization calculated of $131 thousand.

Response:   The grant received in July 2002 of $4,700,000 was split up in the following way:

Staff
$ 3,712,000
amortized over 60 months

$ 61,867 per month

Buildings
$ 871,000
amortized over 432 months

$   2,016 per month

Assets
$ 117,000
amortized over 84 months

$   1,393 per month

Dec 31, 2008

Dec 31, 2007

£

£

Staff
187,504

       253,097

Buildings
413,952

         13,572

Assets
11,041

         11,041

Other
30,161

           2,267

-----------

      ----------

Total
642,658

       279,977

-----------

      ----------

Exchange Rate
1.8439

         2.0073

Total
$1,184,997

     $561,998

========

     =======

The amortization is calculated in sterling then translated to dollars every quarter when the 10Q’s are prepared as the exchange rate fluctuates the amortization figure in dollars is different every period. The increase in the amortization figure during 2008 was the full amount relating to the building.

10.

We note in your response to comment 15(c) in our letter dated July 1, 2009 that since the building was to be transferred to Axiom MS Limited, the balance of the unamortized grant was fully charged to the profit and loss account in the fiscal year ended December 31, 2008 because there would be no future building expenditure to offset against this.  Please explain to us why you recognized the remaining grant aid of $1.185 million in the fiscal year ended December 31, 2008 when the ownership transfer of the land and building to Axiom MS Limited did not occur until January 21, 2009.

Response:  The building transfer was due to take place on January 2nd 2009, the grant was non transferable, the repayable period and the scope for recovery had expired therefore there was no reason to carry the amount forward. The grant was always attributable to Axiom Manufacturing Services Limited and it holding the property and not attributable and transferable with the property, therefore the amount attributable to the property was amortized in full in the fiscal year December 31, 2008.

11.

Tell us the amount of the land and buildings, respectively, which were transferred to Axiom MS Limited on January 21, 2009 and tell us where these amounts were recorded on your December 31, 2008 balance sheet.  Also provide us with the accounting entry you recorded upon the January 21, 2009 ownership transfer of the land and buildings to Axiom MS Limited.

Response:   The amount transferred to Axiom MS Limited from Axiom Manufacturing Services Limited on January 21, 2009 was:

Cost

$ 12,627,557

Depreciation

$   6,050,250

On our December 31, 2008 balance sheet these amounts were shown within Fixed Assets under land and buildings.

The accounting entry made within the books of Axiom Manufacturing Services Limited was:

DR

CR

Cost

$ 12,627,557

Depreciation

$ 6,050,250

Loss on Transfer

$ 6,577,307

The accounting entry made within the books of Axiom MS Limited was:

DR

CR

Cost

$ 12,627,557

Depreciation

$ 6,050,250

Gain on Transfer

$ 6,577,307

The loss and gain on transfer are eliminated on consolidation with Oxford Technologies Inc.

12.

We note your disclosure on page F-8 that the Company (i.e. Oxford Technologies, Inc.) acquired 100% of the share capital (1,000 shares) of Axiom MS Limited on July 29, 2008, and Note 6 disclosure on page F-11 that Axiom MS Limited is a wholly-owned subsidiary of Oxford Technologies, Inc.  We further note your disclosure in Note 16, on page F-15, that Axiom MS Limited is a wholly-owned subsidiary of Axiom Manufacturing Services Limited, which you disclosure as your wholly-owned subsidiary.  Please clarify the ownership structure of Axiom MS Limited and Axiom

Manufacturing Services Limited, and tell us if Axiom MS Limited is included in your consolidated financial statements.

Response:   Note 16 should have been “to the Company’s wholly owned subsidiary Axiom MS Limited”.  We have revised our disclosure. Please see page 39.

Both of Axiom Manufacturing Services Limited and Axiom MS Limited are 100% owned by the Company.

Axiom MS Limited is included in the consolidated financial statements.

13.

If Axiom MS Limited is your wholly-owned subsidiary and included in your consolidated financial statements, explain to us how there would be no future building expenditure in your consolidated financial statements to offset against the annual grant aid amortization.  In that regard, it would appear to us that Axiom MS Limited’s building expenditure would be included in your consolidated financial statements.

Response:  As discussed in comment 10 the grant was not transferable from Axiom

Manufacturing Services Limited to Axiom MS Limited, Axiom MS Limited will continue to have building expenditure but will not be able to be matched to the grant as the grant was not transferable.

14.

We note in your response to comment 15(d) in our letter dated July 1, 2009 that after five years from when the grant was received there are no conditions whereby the grants needs to be repaid, and since the grant was received in 2001 the five years timeframe has now passed.  We further note part (ii) under the header “Rental Income and Economic Development Grant” that states the Welsh Assembly government may require the grant to be repaid under the listed circumstances for a period starting with the final payment of the grant and ending either 18 months later, or 5 years after the first payment of grant whichever is longer.  Please tell us the total grant amount from the Welsh Assembly Government, and confirm to us that the final payment was made to you 18 months prior to fiscal year ended December 31, 2008.  In that regard, tell us whether you have received the second installment of $322,000 as disclosed under part (ii).  If amounts are not required to be repaid, update your disclosure that “the Welsh Assembly government may require the grant to be repaid under the following circumstances…”

Response:   The total grant amount was $ 5,022,000 with the second and final installment being received in September 2006.

Exhibits

15.

We note your response to comment 17 of our letter dated July 1, 2009 and Exhibit 10.2 filed with your amended Form 10-K on September 10, 2009.  We also note the reference in the exhibit to “standard terms and conditions” (“the Conditions”) which are supplied with and form part of this Agreement.”  Please explain why the conditions were not filed with the agreement.

Response:    This was our oversight. We have refilled Exhibit 10.2, in which “Standard terms and Conditions” are included.

Form 10-Q for the Quarter Ended June 30, 2009

Item 2.  Management’s Discussion and Analysis or Plan of Operations

16.

We note in your discussion of cost of sales for the six months ended June 30, 2009, that an overflow of products was sold at below margin values.  Please tell us how you considered the sale of products at below margin values in your determination of market values in connection with your valuation of inventories at the lower of cost of market.  In your response, tell us the volume of products sold below margin and quantify the amount sold below margin.

Response:    The discussion refers to a number of products that were costing more than they were originally at the time the selling price was quoted to the customer. Therefore Axiom Manufacturing Services Limited was absorbing the cost as the increased cost had not been passed onto the customer. This was an oversight on the part of Axiom Manufacturing Services Limited which is in the process of being rectified.

***

In connection with the Company’s response to the Staff’s comments, the Company acknowledges that:

•

The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•

Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•

The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.

If you have questions with regard to these responses, or if you require additional information, please contact me at (212) 809-1200.  You may also reach me via facsimile at (212) 809-1289.

Very truly yours,

/s/ Jacinta Sit

Jacinta Sit

President

Cc:    William G. Hu, Esq.